Earnings Per Share (Changes In Stock Price Impact On Number Of Shares Included In Diluted Earnings Per Share And Issuable Upon Conversion Of Notes) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011
Earning Per Share [Line Items]
Percent of Senior Convertible Notes	1.875%
80.73 [Member]
Earning Per Share [Line Items]
Share Price	80.73
Conversion of stock, shares converted	(2,242)	[1]
Total Treasury Method Incremental Shares	32,140	[2]
80.73 [Member] | Shares Underlying 1.875% Convertible Notes [Member]
Earning Per Share [Line Items]
Conversion of stock, shares converted	32,140
80.73 [Member] | Shares Due To Company Under Notes Hedges [Member]
Earning Per Share [Line Items]
Total Treasury Method Incremental Shares	(34,382)
90.73 [Member]
Earning Per Share [Line Items]
Share Price	90.73
Conversion of stock, shares converted	(20,051)	[1]
Total Treasury Method Incremental Shares	287,382	[2]
90.73 [Member] | Shares Underlying 1.875% Convertible Notes [Member]
Earning Per Share [Line Items]
Conversion of stock, shares converted	287,382
90.73 [Member] | Shares Due To Company Under Notes Hedges [Member]
Earning Per Share [Line Items]
Total Treasury Method Incremental Shares	(307,433)
100.73 [Member]
Earning Per Share [Line Items]
Share Price	100.73
Conversion of stock, shares converted	(34,323)	[1]
Total Treasury Method Incremental Shares	491,947	[2]
100.73 [Member] | Shares Underlying 1.875% Convertible Notes [Member]
Earning Per Share [Line Items]
Conversion of stock, shares converted	491,947
100.73 [Member] | Shares Due To Company Under Notes Hedges [Member]
Earning Per Share [Line Items]
Total Treasury Method Incremental Shares	(526,270)
110.73 [Member]
Earning Per Share [Line Items]
Share Price	110.73
Conversion of stock, shares converted	73,979	[1]
Warrant shares	119,997
Total Treasury Method Incremental Shares	779,559	[2]
110.73 [Member] | Shares Underlying 1.875% Convertible Notes [Member]
Earning Per Share [Line Items]
Conversion of stock, shares converted	659,562
110.73 [Member] | Shares Due To Company Under Notes Hedges [Member]
Earning Per Share [Line Items]
Total Treasury Method Incremental Shares	(705,580)
120.73 [Member]
Earning Per Share [Line Items]
Share Price	120.73
Conversion of stock, shares converted	262,331	[1]
Warrant shares	318,107
Total Treasury Method Incremental Shares	1,117,518	[2]
120.73 [Member] | Shares Underlying 1.875% Convertible Notes [Member]
Earning Per Share [Line Items]
Conversion of stock, shares converted	799,411
120.73 [Member] | Shares Due To Company Under Notes Hedges [Member]
Earning Per Share [Line Items]
Total Treasury Method Incremental Shares	(855,187)
130.73 [Member]
Earning Per Share [Line Items]
Share Price	130.73
Conversion of stock, shares converted	421,868	[1]
Warrant shares	485,908
Total Treasury Method Incremental Shares	1,403,773	[2]
130.73 [Member] | Shares Underlying 1.875% Convertible Notes [Member]
Earning Per Share [Line Items]
Conversion of stock, shares converted	917,865
130.73 [Member] | Shares Due To Company Under Notes Hedges [Member]
Earning Per Share [Line Items]
Total Treasury Method Incremental Shares	(981,905)

[1]	Represents the number of incremental shares to be issued by the Company upon conversion of the Notes assuming concurrent settlement of the note hedges and warrants.
[2]	Represents the number of incremental shares that must be included in the calculation of diluted shares under U.S. GAAP.